Shareholders' Deficit - Summary of Range of Exercise Prices and Weighted-Average Exercise Prices for Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding	849
2003
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 7.73
Range of Exercise Prices, Maximum	$ 9.29
Stock Options Outstanding	103
Weighted Average Exercise Price	$ 8.46
Weighted Average Remaining Contractual Life (years)	4 months 24 days
2004
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Average	$ 10.92
Stock Options Outstanding	28
Weighted Average Exercise Price	$ 10.92
Weighted Average Remaining Contractual Life (years)	1 year 2 months 12 days
2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Average	$ 4.54
Stock Options Outstanding	154
Weighted Average Exercise Price	$ 4.54
Weighted Average Remaining Contractual Life (years)	6 years 7 months 6 days
2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 4.91
Range of Exercise Prices, Maximum	$ 7.14
Stock Options Outstanding	456
Weighted Average Exercise Price	$ 6.82
Weighted Average Remaining Contractual Life (years)	5 years 7 months 6 days
2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Average	$ 6.01
Stock Options Outstanding	100
Weighted Average Exercise Price	$ 6.01
Weighted Average Remaining Contractual Life (years)	5 years 3 months 18 days
2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Average	$ 6.00
Stock Options Outstanding	8
Weighted Average Exercise Price	$ 6.00
Weighted Average Remaining Contractual Life (years)	9 years 2 months 12 days